SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Research and development expense	$ 8,120	$ 7,377	$ 6,677
Stock Option [Member]
Statement [Line Items]
General and administrative expense	702	1,839	2,064
Research and development expense	1,046	1,172	1,819
Total	$ 1,748	$ 3,011	$ 3,883